Equity - Reserves and Retained Earnings - Summary of Equity Reserves and Retained Earnings (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reserves
Options issued reserve	$ 19,116,205	$ 19,116,205
Conversion feature of convertible note reserve	2,589,486	5,178,972	$ 10,357,944
Foreign currency translation reserve	3,844,507	252,005
Share-based payment reserve	4,577,520	4,457,636	3,843,045
Ending balance	30,127,718	29,004,818
Movement in options issued reserve were as follows:
Opening balance	19,116,205
Ending balance		19,116,205
Movements in conversion feature of convertible note reserve:
Opening balance	5,178,972	10,357,944
Transfer to accumulated losses on conversion of Convertible Notes	(2,006,280)	(4,012,560)
Transfer to contributed equity on conversion of Convertible Notes	(583,206)	(1,166,412)
Ending balance	2,589,486	5,178,972	10,357,944
Movement in foreign currency translation reserve were as follows:
Opening balance	252,005	1,174,332
Currency translation differences arising during the year	3,592,502	(922,327)
Ending balance	3,844,507	252,005	1,174,332
Movement in share-based payment reserve were as follows:
Opening balance	4,457,636	3,843,045
Option and Performance rights expensed during the year	2,001,572	1,486,841
Exercise of vested performance rights transferred to contributed equity	(1,881,688)	(872,250)
Ending balance	4,577,520	4,457,636	3,843,045
Movement in accumulated losses were as follows:
Opening balance	(302,335,209)	(274,642,220)
Net loss for the year	(39,896,348)	(32,210,826)	(29,902,624)
Conversion of Convertible Notes	2,301,025	4,517,837
Exercise of warrants	0	0
Ending balance	$ (339,930,532)	$ (302,335,209)	$ (274,642,220)